Share Capital (Details)	Dec. 31, 2024 MYR (RM) shares	Oct. 31, 2024 $ / shares shares	Oct. 24, 2024 $ / shares shares	Dec. 31, 2025 MYR (RM) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jul. 16, 2025 shares	May 30, 2025 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share Capital [Line Items}
Ordinary shares authorized								15,700,000
Par value price per share (in Dollars per share) | $ / shares		$ 4					$ 13,618,411	$ 0.001
Voting shares								1
Issuance of share capital	743,726	2,813
Shares amount (in Dollars)	RM 7,425,257			RM 28,941,506	$ 7,126,694
Class A Ordinary Shares [Member]
Share Capital [Line Items}
Company issued				13,618,411	13,618,411		1,750,000
Shares amount (in Dollars) | $					$ 610,000
Bottom of Range [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares					$ 0.1288
Top of Range [Member] | Class A Ordinary Shares [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares					$ 0.931
Mr. Lee Seng Chi [Member]
Share Capital [Line Items}
Company issued						2,000,000
Issuance of share capital initial public offering [Member]
Share Capital [Line Items}
Par value price per share (in Dollars per share) | $ / shares			$ 4
Issuance of share capital			1,218,750